OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	US dollars
	December 31,
(in thousands)	2017	2016
Prepaid expenses	27,805	22,358
Government institutions	6,340	4,068
Deferred installation expenses	5,659	3,000
Advances to suppliers	221	127
Employees	308	540
Others	1,061	1,395
	41,394	31,488